Business combinations (Details) kr in Thousands, $ in Millions			3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2020 USD ($)	Apr. 02, 2020 DKK (kr)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2019 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		kr 167,725
Trade receivables		50,603
Intangible assets other than goodwill			kr 75,154	kr 75,154		kr 2,480
Bargain purchase		36,692	36,692	36,692	kr 0	kr 0
Net assets at fair value		204,417
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		167,700
Acquisition-related costs | $	$ 24.5
Trade receivables		50,600
Acquisition-related costs			kr 7,100	kr 7,100
Unallocated intangible assets		82,200
Intangible assets other than goodwill		kr 68,500
Cash flows of projections period	10 years	10 years
Growth rate		(50.00%)
Discount rate		13.00%
Budget period for revenue growth	10 years	10 years
Budget period for operating costs	10 years	10 years
Bargain purchase		kr 36,700
Net assets at fair value		204,400
Fair value of the tangible and financial assets acquired		147,500
Acquisition contributed with net revenues		104,000
Profit (loss) of acquiree		kr (108,800)
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Minimum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue		1.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Maximum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue		20.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Intellectual Property
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		kr 13,700